Subsequent Events (Unaudited) Narrative (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	0 Months Ended
	Oct. 02, 2014	Sep. 30, 2014	Jan. 31, 2014	Oct. 01, 2014
Subsequent Event [Line Items]
Deferred finance costs		29.3
Subsequent Event
Subsequent Event [Line Items]
Deferred finance costs				10.8
Senior Notes Due 2025 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Allowable early redemption percentage for senior notes	35.00%
Stated interest rate				5.875%
Debt face amount				450.0
New Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Deferred finance costs		1.6
5.250% senior unsecured notes, due 2022 | Senior Notes
Subsequent Event [Line Items]
Allowable early redemption percentage for senior notes		35.00%
Stated interest rate			5.25%
Debt face amount			400.0
5.250% senior unsecured notes, due 2022 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Allowable early redemption percentage for senior notes	35.00%		35.00%
Stated interest rate			5.25%	5.25%
Debt face amount			400.0	150.0
5.250% senior unsecured notes, due 2022 | Unsecured Debt | Subsequent Event
Subsequent Event [Line Items]
Debt discount		0.8